Provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Provisions
Carrying amount at beginning of period	€ 15,533
New or increased provisions	1,914
Initial recognition and changes in estimates	97
Accretion discount	261
Reversal of utilized provisions	(1,766)
Reversal of unutilized provisions	(475)
Currency translation differences	352
Change in scope of consolidation	262
Other changes	(404)
Carrying amount at end of period	15,774
Provisions for site restoration, abandonment and social projects
Provisions
Carrying amount at beginning of period	9,470
New or increased provisions	481
Initial recognition and changes in estimates	97
Accretion discount	312
Reversal of utilized provisions	(814)
Reversal of unutilized provisions	(181)
Currency translation differences	312
Change in scope of consolidation	249
Other changes	(214)
Carrying amount at end of period	9,712
Environmental provisions
Provisions
Carrying amount at beginning of period	3,613
New or increased provisions	929
Accretion discount	(51)
Reversal of utilized provisions	(636)
Reversal of unutilized provisions	(81)
Currency translation differences	2
Other changes	(76)
Carrying amount at end of period	3,700
Provisions for litigations
Provisions
Carrying amount at beginning of period	681
New or increased provisions	100
Reversal of utilized provisions	(18)
Reversal of unutilized provisions	(60)
Currency translation differences	19
Change in scope of consolidation	1
Other changes	(129)
Carrying amount at end of period	594
Provisions for taxes other than income taxes
Provisions
Carrying amount at beginning of period	183
New or increased provisions	27
Reversal of utilized provisions	(46)
Reversal of unutilized provisions	(27)
Currency translation differences	6
Change in scope of consolidation	4
Other changes	11
Carrying amount at end of period	158
Loss adjustments and actuarial provisions for Eni's insurance companies
Provisions
Carrying amount at beginning of period	245
New or increased provisions	87
Reversal of utilized provisions	(114)
Other changes	11
Carrying amount at end of period	229
Provisions for losses on investments
Provisions
Carrying amount at beginning of period	208
New or increased provisions	24
Reversal of unutilized provisions	(4)
Currency translation differences	3
Other changes	3
Carrying amount at end of period	234
Provisions for Everen (ex OIL) insurance cover
Provisions
Carrying amount at beginning of period	105
New or increased provisions	2
Reversal of unutilized provisions	(22)
Currency translation differences	1
Carrying amount at end of period	86
Miscellaneous other provisions
Provisions
Carrying amount at beginning of period	1,028
New or increased provisions	264
Reversal of utilized provisions	(138)
Reversal of unutilized provisions	(100)
Currency translation differences	9
Change in scope of consolidation	8
Other changes	(10)
Carrying amount at end of period	€ 1,061